Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Credit Derivatives) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2025	Mar. 31, 2024
Credit protection written
Credit Derivatives [Line Items]
Notional amount	¥ 15,750	¥ 10,145
Fair value	164	147
Credit protection written | Investment grade
Credit Derivatives [Line Items]
Notional amount	9,201	6,183
Fair value	59	110
Credit protection written | Non-investment grade
Credit Derivatives [Line Items]
Notional amount	6,549	3,962
Fair value	106	37
Credit protection purchased
Credit Derivatives [Line Items]
Notional amount	18,097	12,824
Fair value	¥ (129)	¥ (114)